Business Combination - Acquisition of Coretherapix - Other Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Jul. 31, 2015
Business combination
Impairment of assets	€ 10,636	€ 1,121
Coretherapix
Business combination
Value in use of acquired assets	0
Impairment of assets	18,100
Derecognition of liability	8,400
Fair value changes in contingent consideration	500
Impact of impairment of asset and cancellation of liability, recognized as research and development expense	€ 10,200
Deferred tax liability recorded		1,500	€ 1,500
Losses		1,400
Revenues		2
Proforma revenues		700
Proforma losses		€ 2,500